Prepaid Share Forward Agreement - Schedule of Observable Inputs and Significant Unobservable Input (Details)	Dec. 31, 2025	Aug. 07, 2025
Stock price [Member]
Schedule of Observable Inputs and Significant Unobservable Input [Line Items]
Derivative liability, measurement input	10.96	10.73
Exercise price [Member]
Schedule of Observable Inputs and Significant Unobservable Input [Line Items]
Derivative liability, measurement input	10.53	10.53
Risk-free rate [Member]
Schedule of Observable Inputs and Significant Unobservable Input [Line Items]
Derivative liability, measurement input	3.65	3.91
Volatility [Member]
Schedule of Observable Inputs and Significant Unobservable Input [Line Items]
Derivative liability, measurement input	49.04	60.54
Expected terms (years) [Member]
Schedule of Observable Inputs and Significant Unobservable Input [Line Items]
Derivative liability, measurement input	0.6	1
Estimated weighted average Terminated Shares [Member]
Schedule of Observable Inputs and Significant Unobservable Input [Line Items]
Derivative liability, measurement input	2,880,144	2,899,709